Accounts payable and accrued liabilities (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($)
Payables and Accruals [Abstract]
Commitments from Franchise Agreements	December 31, 2025, the Company wrote-off an aggregate of $805,456 in accounts payable for amounts which have passed the statue of limitations. The amount consisted of $604,689 in accounts payable
Proceeds from Commissions Received	$ 200,767